Expense Example - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example:
1 year	$ 466
3 years	606
5 years	758
10 years	1,201
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example:
1 year	239
3 years	434
5 years	750
10 years	1,454
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example:
1 year	460
3 years	588
5 years	727
10 years	1,132
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	530
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example:
1 year	30
3 years	93
5 years	163
10 years	$ 368